Investments in Subsidiaries - Additional Information (Detail) ¥ in Millions, $ in Millions	Nov. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of subsidiaries [line items]
Cash and cash equivalents subject to local exchange control regulations		¥ 3,717.3	$ 534.7		¥ 4,200.5
Yuchai Xin-Lan [member]
Disclosure of subsidiaries [line items]
Cash consideration	¥ 50.0			$ 7.2
Percent of shareholding in subsidiary	90.90%